Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activitities
Net loss	$ (2,137,084)	$ (1,104,152)	$ (1,385,756)	$ (1,346,982)
Adjustments to reconcile net loss to net cash used in operating activities
Stock based compensation				172,808
Accretion of discount on notes payable	1,122,415	6,200	50,749
Gain on extinguishment of debt	(437,184)
Changes in operating assets and liabilities:
Prepaid and other current assets	50,000	114,556	130,001	143,292
Related party accounts payable and accrued expenses	(45,012)	438,380	591,512	123,604
Accounts payable and accrued expenses	(107,078)	163,094	168,225	(306)
Accounts payable to Greenville Health System and affiliates		39,024
Net cash used in operating activities	(1,553,943)	(342,898)	(445,269)	(907,584)
Cash flows from financing activities
Proceeds from exercise of stock options	1,000	1,000	1,000
Proceeds from sale of convertible notes and warrants	3,018,267	138,630	184,000
Payment of secured notes	(120,000)
Proceeds from sale of Series A preferred stock and warrants		1,470	1,470	1,176,690
Net cash provided by financing activities	2,899,267	141,100	186,470	1,176,690
Net increase (decrease) in cash and cash equivalents	1,345,324	(201,798)	(258,799)	269,106
Cash and cash equivalents at beginning of period	15,264	274,063	274,063	4,957
Cash and cash equivalents at end of period	1,360,588	72,265	15,264	274,063
Non-cash financing activities
Stock issued to pay interest and other liabilities	56,926
Stock issued on cashless exercise of warrants	90
Beneficial conversion feature of notes issued	1,822,248
Stock assumed in reverse merger	3,177
Warrants issued in debt modifications	19,900
Warrants issued to placement agent	267,422
Debt discount related to warrants issued	1,639,005	31,910
Cash paid for interest	$ 12,248
Stock issued for prepaid services			38,687	450,000
Stock issued upon conversion of indebtedness				1,808,702
Interest accrued on related party debt				$ 7,812